RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party transactions

The following table summarizes the Group’s major transactions with related parties for the periods presented:

		Six Months Ended June 30,
		2026	2025
Services received from related parties:
AffaMed Therapeutics (HK) Limited	R&D service fee charged for Visara	$16	$—

ABio-X Holdings, Inc.	Business development and related services	466	55
C-Bridge Joint Value Creation (HK) Limited	Consulting services	94	—
Total services received from related parties		$576	$55

Schedule of related party balances

The following table summarizes the amounts due to related parties for the periods presented:

		As of
		June 30, 2026	December 31, 2025
ABio-X Holdings, Inc.	Accruals and other payables	$26	$1,131
C-Bridge Joint Value Creation (HK) Limited	Accruals and other payables	94	—
Total accruals and other payables to related parties		$120	$1,131